Commitments And Contingencies - Additional Information (Detail) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Future Minimum Advertising Commitments [Member]
Commitments And Contingencies Disclosure [LineItems]
Non cancellable contractual obligation	¥ 132.1